Investments in Affiliated Companies - Summary of Statement of Stockholders' Equity (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended							12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013	Dec. 31, 2013 Trust Preferred Securities [Member]	Dec. 31, 2012 Trust Preferred Securities [Member]	Dec. 31, 2013 Common Stock [Member]	Dec. 31, 2012 Common Stock [Member]	Dec. 31, 2013 Retained Earnings [Member]	Dec. 31, 2013 Subsidiaries [Member]
Schedule Of Investments In Equity Method Affiliates [Line Items]
Beginning balance	$ 118,483	$ 111,444	$ 95,717	$ 10,000	$ 10,000	$ 310	$ 310		$ 10,310
Retained earnings:
Net income								353	353
Dividends:
Trust preferred securities	(1,007)	(920)						(342)	(342)
Common dividends paid to HopFed Bancorp, Inc.								(11)	(11)
Total retained earnings
Ending balance	$ 104,999	$ 118,483	$ 95,717	$ 10,000	$ 10,000	$ 310	$ 310		$ 10,310